Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Allocated Corporate Expenses, Direct Operating Costs, Interest Expense And Income
The allocated corporate expenses, direct operating costs, interest expense on long-term debt due to affiliates of South Bow's Former Parent, and interest income with affiliates of its Former Parent were as follows:

	Year Ended December 31,
U.S.$ millions	2024	2023
Allocated corporate expenses
Plant operating costs and other	89	143
Plant, property and equipment	3	3
Equity investments [1]	2	13
	94	159
Direct operating costs
Plant operating costs and other	81	123
Plant, property and equipment	4	4
Equity investments [2]	1	6
	86	133

Interest income with affiliates of Former Parent	—	22
Interest expense on long-term debt to affiliates of Former Parent	270	211
Return of capital payment [3]	24	—
1.For the year ended December 31, 2024, $2 million impacted income from equity investments (2023 - $11 million).
2.For the year ended December 31, 2024, $1 million impacted income from equity investments (2023 - $5 million).
3.On September 30, 2024, the Company declared a return of capital distribution and paid it on October 1, 2024.

	As at December 31,		Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2024	2023
Due from affiliates of Former Parent	—	3	Accounts receivable
Due to affiliates of Former Parent	—	104	Accounts payable and other
Long-term debt to affiliates of Former Parent	—	5,967	Long-term debt